Convertible Loan Payable (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 09, 2020	Jun. 13, 2018	Feb. 29, 2020	Jun. 30, 2019	Aug. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Warrants to purchase shares						96,011,838		37,844,404
Warrants exercise price								$ 0.18
Loss on loan extinguishment								$ 9,407	$ 1,204,073
Number of shares issued
Accretion expense						$ 118,388	$ 33,869	$ 359,267	734,589
Interest expense						$ 107,427	47,890	$ 202,426	256,029
Convertible Loan Payable [Member]
Loan interest rate						16.00%		16.00%
Convertible loan payable				$ 1,744,327		$ 1,600,000		$ 1,600,000	1,744,327	$ 70,820
Loss on loan extinguishment								9,407	1,204,073
Fair values of the conversion feature
Accretion expense							33,869	146,266	734,589
Interest expense						101,827	$ 47,890	179,726	198,219
Outstanding interest payable				201,507		$ 483,059		$ 381,233	$ 201,507
Subsequent Event [Member] | Convertible Loan Payable [Member]
Debt conversion shares issued	5,572,980
Hummingbird Resources PLC [Member]
Warrants to purchase shares					116,714
Warrants term					2 years
Convertible loan payable					$ 2,000,000
Debt issuance costs					$ 45,824
Extended maturity date								Jul. 31, 2020	Jun. 30, 2020
Loss on loan extinguishment			$ 9,407	8,193					$ 1,195,880
Repayment of convertible debt			$ 300,000	$ 100,000
Number of shares issued			696,428	2,660,000
Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price					$ 4.50
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member]
Unsecured convertible loans payable		$ 1,500,000
Loan interest rate		10.00%
Maturity term		1 year
Warrants to purchase shares		229,464
Number of shares acquired		229,464
Warrants term		2 years
Event of default description		In the event that a notice of conversion would result in the lender holding 10% or more of the Company's issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company.
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price		$ 8.50
Conversion price per share		$ 8.50
Amended and Restated Loan Agreement [Member] | Hummingbird Additional Amount [Member]
Number of shares acquired					116,714
Event of default description					In the event that Hummingbird would acquire common shares in excess of 9.999% through the conversion of the Principal Amount or Additional Amount, including interest accruing thereon, or on exercise of the warrants as disclosed herein, the Company shall pay to Hummingbird a cash amount equal to the common shares exercised in excess of 9.999%, multiplied by the conversion price.
Debt conversion original debt amount					$ 500,000
Amended and Restated Loan Agreement [Member] | CAD [Member] | Hummingbird Additional Amount [Member]
Warrants exercise price					$ 4.50
Conversion price per share					$ 4.50
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member]
Number of shares acquired					229,464
Debt conversion original debt amount					$ 1,500,000
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price					$ 8.50
Conversion price per share					$ 8.50